Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy our Financial Asset and Liability (Details) - USD ($)	Mar. 31, 2026	Feb. 11, 2026	Mar. 31, 2025
Schedule of Fair Value Hierarchy our Financial Asset and Liability [Line Items]
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA (Note 19)	$ 326,766		$ 269,119
Contingent consideration for acquisition of 2Game (Note 4)			1,121,006
Derivative liabilities (Top-Up Shares) (Note 16)	16,206,000		3,086,519
Derivative liabilities (conversion feature) (Note 16)	495,000
Investment in convertible notes (Note 6)		$ 1,406,625
Fair Value, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value Hierarchy our Financial Asset and Liability [Line Items]
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA (Note 19)
Contingent consideration for acquisition of 2Game (Note 4)
Derivative liabilities (Top-Up Shares) (Note 16)
Derivative liabilities (conversion feature) (Note 16)
Investment in convertible notes (Note 6)
Fair Value, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value Hierarchy our Financial Asset and Liability [Line Items]
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA (Note 19)
Contingent consideration for acquisition of 2Game (Note 4)
Derivative liabilities (Top-Up Shares) (Note 16)
Derivative liabilities (conversion feature) (Note 16)
Investment in convertible notes (Note 6)
Fair Value, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value Hierarchy our Financial Asset and Liability [Line Items]
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA (Note 19)	326,766		269,119
Contingent consideration for acquisition of 2Game (Note 4)			1,121,006
Derivative liabilities (Top-Up Shares) (Note 16)	16,206,000		$ 3,086,519
Derivative liabilities (conversion feature) (Note 16)	495,000
Investment in convertible notes (Note 6)	$ 1,406,625